Income Taxes - Additional Information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Income Taxes [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Operating loss carry forward		¥ 0
Deferred tax asset allowance		¥ 56,653,000	¥ 15,651,000		$ 8,137
Term of operating loss carry forward		5 years
Withholding income tax rate	10.00%
Accumulated undistributed earnings of Group's PRC subsidiaries		¥ 3,300,000,000
Withholding tax rate on dividends distributed by a FIE		10.00%
Reduced withholding tax rate, if the foreign investor owns directly at least 25% of the shares of the FIE		5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%
Undistributed earning		¥ 4,734,992,000	3,946,107,000		$ 680,139
Increase in unrecognized tax benefit		¥ 0	¥ 0	¥ 0
If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations		3 years
If underpayment of tax liability exceeding RMB100
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations		5 years
Underpayment of income tax liability threshold that qualifies as special circumstance for statute of limitations		¥ 100,000
In the case of a related party transaction
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations		10 years
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year		2020
Latest Tax Year
Income Taxes [Line Items]
Operating loss carry forwards expiration year		2025
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Income tax rate		16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Income tax rate		25.00%
Peoples Republic of China and Hong Kong
Income Taxes [Line Items]
Operating loss carry forward		¥ 861,692,000
Variable Interest Entity, Primary Beneficiary | Mainland of China
Income Taxes [Line Items]
Undistributed earning		¥ 1,500,000,000